FINANCIAL INCOME (EXPENSES), net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
FINANCIAL INCOME (EXPENSES), net
Fair value gains on derivative financial instruments	$ 1,280	$ 8,228
Other income	15	40	$ 210
Interest from bank deposits	23	79	91
Financial Income Continuing Operations	1,318	8,347	301
Interest for lease liabilities	19	44	63
Issuance cost in respect of warrants and equity line of credit	1,018	1,497	2,034
Loss (gain) from changes in exchange rates.	87	(29)	115
Fair value loss on derivative financial instruments.			5,569
Loss from modification of warrants terms as part of a new issuance, see notes 17(b) and 17(d)			1,459
Other	332		11
Financial Expenses From Continuing Operations.	1,456	1,512	9,251
FINANCIAL INCOME (EXPENSES), net	$ (138)	$ 6,835	$ (8,950)